BUSINESS COMBINATIONS (Details) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Business Acquisition [Line Items]
Goodwill	$ 183,062,000	$ 160,146,000	$ 159,316,000
Bigs Packaging and Lumber, LLC [Member]
Business Acquisition [Line Items]
Company Name	Bigs Packaging and Lumber, LLC (“Bigs Packaging”)
Acquisition Date	Nov. 13, 2014
Purchase Price	20,000,000
Intangible Assets	15,031,000
Net Tangible Assets	8,945,000
Operating Segment	Western Division
Business Description	A Texas-based manufacturer of industrial wood and packaging solutions. Bigs Packaging had annual sales of $50.0 million.
Acquired entity, prior year sales	50,000,000
Earnout accrual	3,976,000
Goodwill	15,031,000
Goodwill - Tax Deductible	15,031,000
Bigs Packaging and Lumber, LLC [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Bigs Packaging and Lumber, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Packnet Ltd [Member]
Business Acquisition [Line Items]
Company Name	Packnet Ltd (“Packnet”)
Acquisition Date	Nov. 24, 2014
Purchase Price	7,506,000
Intangible Assets	7,885,000
Net Tangible Assets	1,498,000
Operating Segment	Western Division
Business Description	A supplier of industrial packaging and services based in Eagan, MN. Packnet had annual sales of $9.0 Million.
Acquired entity, prior year sales	9,000,000
Percentage of asset purchase (in hundredths)	80.00%
Goodwill	7,885,000
Goodwill - Tax Deductible	7,885,000
Packnet Ltd [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Packnet Ltd [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Packnet Ltd [Member] | Parent Company [Member]
Business Acquisition [Line Items]
Intangible Assets	6,308,000
Net Tangible Assets	1,198,000
Percentage of intangible assets acquired (in hundredths)	80.00%
Percentage of tangible assets acquired (in hundredths)	80.00%
High Level Components, LLC [Member]
Business Acquisition [Line Items]
Company Name	High Level Components, LLC (“High Level”)
Acquisition Date	Mar. 31, 2014
Purchase Price	2,944,000
Intangible Assets	0
Net Tangible Assets	3,232,000
Operating Segment	Eastern Division
Business Description	A building component manufacturer based in Locust, NC. High Level had annual sales of $6.8 million.
Acquired entity, prior year sales	6,800,000
Upshur Forest Products, LLC [Member]
Business Acquisition [Line Items]
Company Name	Upshur Forest Products, LLC (“Upshur”)
Acquisition Date	Mar. 28, 2014
Purchase Price	1,774,000
Intangible Assets	1,577,000
Net Tangible Assets	1,971,000
Operating Segment	Western Division
Business Description	A sawmill located in Gilmer, TX. Upshur had annual sales of $8.9 million.
Acquired entity, prior year sales	8,900,000
Percentage of asset purchase (in hundredths)	50.00%
Percentage of voting majority (in hundredths)	51.00%
Goodwill	0
Goodwill - Tax Deductible	0
Upshur Forest Products, LLC [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets	1,577,000
Upshur Forest Products, LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Upshur Forest Products, LLC [Member] | Parent Company [Member]
Business Acquisition [Line Items]
Intangible Assets	788,000
Net Tangible Assets	986,000
Percentage of intangible assets acquired (in hundredths)	50.00%
Percentage of tangible assets acquired (in hundredths)	50.00%
Container Systems, Inc. [Member]
Business Acquisition [Line Items]
Company Name	Container Systems, Inc. (“CSI”)
Acquisition Date	Mar. 14, 2014
Purchase Price	2,417,000
Intangible Assets	0
Net Tangible Assets	2,417,000
Operating Segment	Eastern Division
Business Description	A manufacturer of crates and containers for industrial applications and the moving-and-storage industry, located in Franklinton, NC. CSI had annual sales of $3.0 million.
Acquired entity, prior year sales	3,000,000
SE Panel and Lumber Supply, LLC [Member]
Business Acquisition [Line Items]
Company Name		SE Panel and Lumber Supply, LLC (“SE Panel”)
Acquisition Date		Nov. 08, 2013
Purchase Price		2,181,000
Intangible Assets		0
Net Tangible Assets		2,181,000
Operating Segment		Eastern Division
Business Description		A distributor of Olympic Panel overlay concrete forming panels and commodity lumber products to the concrete forming and construction industries. Facility is located in South Daytona, FL. SE Panel had annual sales of $5.4 million.
Acquired entity, prior year sales		5,400,000
Premier Laminating Services, Inc. [Member]
Business Acquisition [Line Items]
Company Name		Premier Laminating Services, Inc. (“Premier Laminating”)
Acquisition Date		May 31, 2013
Purchase Price		696,000
Intangible Assets		250,000
Net Tangible Assets		446,000
Operating Segment		Western Division
Business Description		A business specialized in laminated wood products. Facility is located in Perris, CA. Premier Laminating had annual sales of $6.2 million.
Acquired entity, prior year sales		6,200,000
Goodwill	0
Goodwill - Tax Deductible	0
Premier Laminating Services, Inc. [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets	250,000
Premier Laminating Services, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Millry Mill Company, Inc. [Member]
Business Acquisition [Line Items]
Company Name		Millry Mill Company, Inc. (“Millry”)
Acquisition Date		Feb. 28, 2013
Purchase Price		2,323,000
Intangible Assets		50,000
Net Tangible Assets		2,273,000
Operating Segment		Eastern Division
Business Description		A specialized export mill that produces rough dimension boards and lumber. Facility is located in Millry, AL. Millry had annual sales of $4.7 million.
Acquired entity, prior year sales		4,700,000
Goodwill	0
Goodwill - Tax Deductible	0
Millry Mill Company, Inc. [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets	50,000
Millry Mill Company, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	0
Custom Caseworks, Inc. [Member]
Business Acquisition [Line Items]
Company Name		Custom Caseworks, Inc. (“Custom Caseworks”)
Acquisition Date		Dec. 31, 2012
Purchase Price		6,278,000
Intangible Assets		2,000,000
Net Tangible Assets		4,278,000
Operating Segment		Western Division
Business Description		A high-precision business-to-business manufacturer of custom casework, cabinetry and other products used in many commercial markets. Facility is located in Sauk Rapids, MN. Custom Caseworks had annual sales of $7.0 million.
Acquired entity, prior year sales		7,000,000
Goodwill	1,160,000
Goodwill - Tax Deductible	1,160,000
Custom Caseworks, Inc. [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets	220,000
Custom Caseworks, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets	$ 620,000